Label	Element	Value
SA Large Cap Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SunAmerica Series Trust

SA Large Cap Index Portfolio

(the "Portfolio")

Supplement dated October 8, 2020 to the Portfolio's Summary Prospectus and Prospectus,

each dated May 1, 2020, as supplemented and amended to date

The following changes to the Summary Prospectus and Prospectus are effective immediately:

Risk/Return [Heading]	rr_RiskReturnHeading	SA Large Cap Index Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Footnote 1 to the table in the section of the Portfolio's Summary Prospectus entitled "Fees and Expenses of the Portfolio" and the table in the subsection of the Portfolio's Prospectus entitled "Portfolio Summary: SA Large Cap Index Portfolio – Fees and Expenses of the Portfolio" is deleted in its entirety and replaced with the following:

1Pursuant to a Third Amended and Restated Advisory Fee Waiver Agreement, effective through April 30, 2022, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.26% of the Portfolio's average daily net assets on the first $2 billion, 0.18% of the Portfolio's average daily net assets on the next $1 billion, and 0.14% of the Portfolio's average daily net assets over $3 billion. This agreement may be terminated prior to April 30, 2022 only with the approval of the Board of Trustees of SunAmerica Series Trust (the "Trust").

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2022
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus and/or Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.